INCOME TAXES - Schedule of Net Deferred Tax Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets
Net operating losses carried forward	$ 57,522	$ 45,009
Depreciation and amortization	33,512	30,076
Lease liabilities	1,751	1,883
Others	154	58
Sub-total	92,939	77,026
Valuation allowances	(91,092)	(74,417)
Total deferred tax assets	1,847	2,609
Deferred tax liabilities
Right-of-use assets	(1,576)	(1,750)
Unrealized capital allowances	(653)	(859)
Total deferred tax liabilities	(2,229)	(2,609)
Deferred tax liabilities, net	$ (382)	$ 0